CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)
Other Current Assets
VAT reclaimable	₽ 3,879	$ 49.2	₽ 2,002
Prepaid income tax	1,321	16.8	78
Other receivables	1,009	12.8	398
Loans to employees	998	12.7	744
Inventory	808	10.1	265
Interest receivable	409	5.2	261
Current content assets	395	5.0	152
Loans granted to third parties	328	4.2	11
Prepaid other taxes	107	1.4	21
Loans granted to related parties (Note 18)	5	0.1	174
Restricted cash	22	0.3	71
Other	324	4.0
Total other current assets	9,605	121.8	4,177
Cash reserved as letter of credit	0		40
Cash reserved as guarantee deposit	18	0.2	21
Restricted Cash, Other
Other Current Assets
Restricted cash	₽ 4	$ 0.1	₽ 10